Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.675
Maximum Aggregate Offering Price	$ 2,025,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 310.03
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also registers an indeterminate number of additional shares of Common Stock that may be issued pursuant to the Amended and Restated Omnibus Equity Incentive Plan (the "Plan") as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock. The Amount Registered represents shares of Common Stock issuable pursuant to the Plan being registered pursuant to this Registration Statement. The Proposed Maximum Offering Price Per Share and the Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act at $0.675 per share of Common Stock, based on the average of the high ($0.70) and low ($0.65) prices for the registrant's Common Stock as reported on the Nasdaq Capital Market on August 1, 2025 (rounded to the nearest cent), which date is within five business days prior to filing this Registration Statement.